Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,364,452	$ 1,063,111	$ 542,367
Revenue Benchmark | Customer Concentration Risk [Member] | Vitol
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage			10.00%
Total revenues			$ 55,500
Revenue Benchmark | Customer Concentration Risk [Member] | Shell
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage			11.00%
Total revenues			$ 60,800
Minimum | Revenue Benchmark | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	10.00%
Maximum | Revenue Benchmark | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	10.00%	10.00%